Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Financial Liabilities
(a)	Other liabilities

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Derivative not designated as hedges – foreign exchange forward contract	—	999	141
Finance lease liabilities	48	—	—

	48	999	141

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Current	14	999	141
Non-current	34	—	—

	48	999	141

Detailed information about in other lease payments

	31.12.2018
	Minimum lease payments	Present value of payments
	RMB’000	RMB’00

Not later than one year	14	14
Later than one year but not later than five years	34	34

Total minimum lease payments	48	48
Less: Amount representing finance charges	*	*

Present value of minimum lease payments	48	48

*	Less than RMB 1 thousand (US$1 thousand)

Summary of Loans and Borrowings

	Effective interest rate	Maturity	31.12.2018
	%		RMB’000

Current
Renminbi denominated loans	4.26	2019	1,500,000
US dollar denominated loans (ii)	3.48	2019	501,014

			2,001,014

Non-current
Singapore Dollar denominated loans (iii)	2.84	2020	15,078